TRADE PAYABLES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
TRADE PAYABLES AND OTHER LIABILITIES
TRADE PAYABLES AND OTHER LIABILITIES
14	TRADE PAYABLES AND OTHER LIABILITIES

Trade payables and other liabilities comprises:

	As at	As at
	December 31,	December 31,
	2025	2024
Trade payables	9,148	3,236
Accrued liabilities	16,300	16,666
Other payables	72	44
Trade payables and other liabilities	25,520	19,946